Inventories - Summary of Inventories Net (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of inventories [line items]
Inventories	₩ 1,074,634	₩ 642,027	₩ 642,027	₩ 454,588
Merchandise [member]
Disclosure of inventories [line items]
Inventories	680,439		446,028
Others [member]
Disclosure of inventories [line items]
Inventories	394,195		195,999
Gross carrying amount [member]
Disclosure of inventories [line items]
Inventories	1,188,215		700,320
Gross carrying amount [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	794,020		504,321
Gross carrying amount [member] | Others [member]
Disclosure of inventories [line items]
Inventories	394,195		195,999
Valuation allowance [member]
Disclosure of inventories [line items]
Inventories	(113,581)		(58,293)
Valuation allowance [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	₩ (113,581)		₩ (58,293)